Payden Strategic Income Fund

Schedule of Investments
- January 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (12%
)
380,515 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.314%), 6.65%, 6/15/36 (a)(b) $ 373
212,300 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (b) 196
1,000,000 BDS Ltd. 2021-FL7 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.464%), 7.80%,
6/16/36 (a)(b) 959
700,000 Blackrock European CLO VII DAC 7A 144A,
(3 mo. EURIBOR + 1.300%), 5.24%, 10/15/31
EUR (a)(b)(c) 739
600,000 BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.814%), 8.15%,
8/19/38 (a)(b) 533
230,000 CARS-DB4 LP 2020-1A 144A, 4.17%,
2/15/50 (b) 221
360,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (b) 305
600,000 CIFC European Funding CLO II DAC 2A 144A,
(3 mo. EURIBOR + 0.900%), 4.84%, 4/15/33
EUR (a)(b)(c) 641
780,688 CIFC Funding Ltd. 2018-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.362%),
6.66%, 7/18/31 (a)(b) 781
675,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 CAD (b)(c) 466
1,167,650 Driven Brands Funding  LLC 2020-1A 144A,
3.79%, 7/20/50 (b) 1,091
655,470 Dryden CLO Ltd. 2018-55A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.282%),
6.60%, 4/15/31 (a)(b) 655
400,000 Dryden XXVI Senior Loan Fund 2013-26A
144A, (3 mo. Term Secured Overnight Financing
Rate + 5.802%), 11.12%, 4/15/29 (a)(b) 373
1,050,000 FS RIALTO 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.164%),
7.50%, 5/16/38 (a)(b) 1,001
504,055 JPMorgan Chase Bank N.A.-CACLN 2020-2
144A, 31.36%, 2/25/28 (b) 564
83,313 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 2.28%, 12/26/28 (b) 82
123,049 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 2.10%, 2/26/29 (b) 119
1 Juniper Receivables 2021-2 DAC Holding Class
R-1 Notes , 0.00%, 2/15/29  328
369,507 Man GLG Euro CLO VI DAC 6A 144A, (3
mo. EURIBOR + 0.810%), 4.75%, 10/15/32
EUR (a)(b)(c) 396
250,000 Montmartre Euro CLO DAC 2020-2A 144A,
(3 mo. EURIBOR + 0.960%), 4.90%, 7/15/34
EUR (a)(b)(c) 266
1,200,000 Neuberger Berman Loan Advisers CLO
Ltd. 2019-33A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.342%), 6.66%,
10/16/33 (a)(b) 1,201
500,000 Neuberger Berman Loan Advisers Euro CLO
DAC 2021-2A 144A, (3 mo. EURIBOR +
1.030%), 4.97%, 4/15/34 EUR (a)(b)(c) 534
942,148 OHA Loan Funding Ltd. 2013-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.352%), 6.67%, 7/23/31 (a)(b) 942
Principal
or Shares Security Description
Value
(000)
500,000 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (b) $ 497
803,067 Palmer Square CLO Ltd. 2014-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.392%), 6.71%, 1/17/31 (a)(b) 805
708,639 Palmer Square CLO Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.362%), 6.68%, 7/16/31 (a)(b) 710
393,600 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (b) 355
751,500 Rockford Tower CLO Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.422%), 6.74%, 10/20/31 (a)(b) 753
600,000 RR Ltd. 2022-24A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.730%), 7.08%,
1/15/36 (a)(b) 603
236,821 Santander Bank Auto Credit-Linked Notes 2022-
A 144A, 5.28%, 5/15/32 (b) 235
82,579 Santander Bank Auto Credit-Linked Notes 2022-
B 144A, 6.79%, 8/16/32 (b) 83
186,290 Santander Bank Auto Credit-Linked Notes 2023-
A 144A, 10.07%, 6/15/33 (b) 188
600,000 Santander Bank Auto Credit-Linked Notes 2023-
B 144A, 8.41%, 12/15/33 (b) 604
82,975 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (b) 81
2,327 Santander Drive Auto Receivables Trust 2023-S1
144A, 0.00%, 4/18/28 (b) 411
600,000 Sculptor European CLO V DAC 5A 144A, (3
mo. EURIBOR + 1.750%), 5.69%, 1/14/32
EUR (a)(b)(c) 646
450,000 Symphony CLO XXIV Ltd. 2020-24A 144A, (3
mo. Term Secured Overnight Financing Rate +
2.512%), 7.83%, 1/23/32 (a)(b) 450
875,000 THL Credit Wind River CLO Ltd. 2019-3A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.342%), 6.66%, 7/15/31 (a)(b) 876
850,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (b) 828
300,000 Voya Euro CLO III DAC 3A 144A, (3 mo.
EURIBOR + 0.920%), 4.86%, 4/15/33 EUR (a)
(b)(c) 320
643,500 Zaxby's Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (b) 567
Total Asset Backed (Cost - $23,000)
21,778
Bank Loans(d) (3%
)
645,100 Asurion LLC Term Loan B10 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
9.43%, 8/19/28  638
548,590 Frontier Communications Corp. Term Loan
B-EXIT 1L, (1 mo. Term Secured Overnight
Financing Rate + 3.750%), 9.20%, 10/08/27  543
550,000 Ineos U.S. Petrochem LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.250%), 9.68%, 3/09/29  548
438,188 MIC Glen LLC Term Loan 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.70%, 7/21/28  437
560,000 MIC Glen LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 6.750%),
12.18%, 7/20/29  553

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
650,976 Numericable U.S. LLC Term Loan B14-EXT 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 4.500%), 10.81%, 8/15/28  $ 593
350,000 Pegasus Bidco Bv Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.750%),
4.25%, 7/12/29  351
465,188 Standard Industries Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 7.70%, 9/22/28  466
754,002 Tacala Investment Corp. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
4.250%), 9.47%, 2/05/27  756
550,000 Verde Purchaser LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.000%), 10.35%, 11/17/30  539
Total Bank Loans (Cost - $5,426)
5,424
Corporate Bond (36%
)
Financial  (16%)
675,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 2.45%, 10/29/26  626
145,000 Air Lease Corp. , 2.30%, 2/01/25  140
450,000 Ally Financial Inc. , (U.S. Secured Overnight
Financing Rate + 2.820%), 6.85%, 1/03/30 (a) 465
700,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.930%), 5.63%, 7/28/34 (a) 719
560,000 American Tower Corp. , 3.95%, 3/15/29  536
725,000 AmFam Holdings Inc. 144A, 2.81%, 3/11/31 (b) 558
925,000 Banco Bilbao Vizcaya Argentaria SA , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.700%), 6.14%, 9/14/28 (a) 947
400,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (a) 363
500,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.290%), 5.08%, 1/20/27 (a) 500
700,000 Bank of Nova Scotia , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.017%), 8.00%, 1/27/84 (a) 713
450,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 2.210%), 5.83%, 5/09/27 (a) 454
325,000 Blackstone Private Credit Fund , 4.70%, 3/24/25  321
625,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  577
345,000 Blue Owl Capital Corp. , 3.75%, 7/22/25  333
250,000 BNP Paribas SA 144A, (U.S. Secured Overnight
Financing Rate + 2.074%), 2.22%, 6/09/26 (a)
(b) 240
275,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 3.070%), 7.62%,
10/30/31 (a) 304
375,000 Charles Schwab Corp. G, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.971%), 5.38% (a)(e) 371
500,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.546%), 5.61%, 9/29/26 (a) 504
900,000 Corebridge Financial Inc. , 3.90%, 4/05/32  812
550,000 Credit Agricole SA 144A, 5.51%, 7/05/33 (b) 572
400,000 CubeSmart LP , 2.25%, 12/15/28  353
600,000 Extra Space Storage LP , 5.90%, 1/15/31  624
460,000 Federation des Caisses Desjardins du Quebec
144A, 2.05%, 2/10/25 (b) 446
350,000 Fifth Third Bank N.A. , (Secured Overnight
Financing Rate + 1.230%), 5.85%, 10/27/25 (a) 351
Principal
or Shares Security Description
Value
(000)
400,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (b) $ 392
550,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  490
700,000 goeasy Ltd. 144A, 9.25%, 12/01/28 (b) 744
565,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.410%), 3.10%,
2/24/33 (a) 487
450,000 Healthpeak OP LLC , 5.25%, 12/15/32  451
500,000 HSBC Holdings PLC , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.858%), 8.00% (a)(e) 522
500,000 HSBC Holdings PLC , (U.S. Secured Overnight
Financing Rate + 1.970%), 6.16%, 3/09/29 (a) 517
650,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.900%), 7.78%, 6/20/54 (a)(b) 667
430,000 Invitation Homes Operating Partnership LP ,
4.15%, 4/15/32  395
550,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.850%), 2.08%, 4/22/26 (a) 529
750,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(b) 612
300,000 Main Street Capital Corp. , 6.95%, 3/01/29  305
850,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.550%), 5.06%, 9/12/25 (a) 848
550,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.200%), 2.51%, 10/20/32 (a) 458
585,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.290%), 2.94%, 1/21/33 (a) 499
525,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  429
505,000 Realty Income Corp. , 4.60%, 2/06/24  505
625,000 Realty Income Corp. , 2.10%, 3/15/28  561
550,000 Royal Bank of Canada , 1.60%, 1/21/25  532
750,000 Royal Bank of Canada , 5.00%, 2/01/33  751
775,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 2.328%), 5.81%,
9/09/26 (a) 781
450,000 Santander Holdings USA Inc. , 3.24%, 10/05/26  425
800,000 Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (b) 806
550,000 Simon Property Group LP , 6.25%, 1/15/34  596
280,000 Synchrony Financial , 7.25%, 2/02/33  280
750,000 UBS Group AG 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.758%), 9.25% (a)(b)(e) 819
750,000 UBS Group AG 144A, (U.S. Secured Overnight
Financing Rate + 1.730%), 3.09%, 5/14/32 (a)
(b) 644
300,000 UBS Group AG 144A, (U.S. Secured Overnight
Financing Rate + 5.020%), 9.02%, 11/15/33 (a)
(b) 369
550,000 Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC 144A, 10.50%, 2/15/28 (b) 560
370,000 VICI Properties LP/VICI Note Co. Inc. 144A,
5.63%, 5/01/24 (b) 370
900,000 Wells Fargo Bank N.A. , 4.81%, 1/15/26  902
29,075
Industrial  (10%)
405,000 AbbVie Inc. , 2.60%, 11/21/24  397
600,000 Altice France SA 144A, 8.13%, 2/01/27 (b) 537
330,000 Ambipar Lux Sarl 144A, 9.88%, 2/06/31 (b) 328

Principal
or Shares Security Description
Value
(000)
300,000 Anglo American Capital PLC 144A, 5.50%,
5/02/33 (b) $ 300
450,000 Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (b) 447
500,000 Blue Cross and Blue Shield of Minnesota 144A,
3.79%, 5/01/25 (b) 488
200,000 BRF SA 144A, 5.75%, 9/21/50 (b) 146
192,000 Broadcom Inc. 144A, 3.14%, 11/15/35 (b) 158
42,000 Carrier Global Corp. , 2.24%, 2/15/25  41
50,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  50
450,000 Centene Corp. , 4.25%, 12/15/27  433
825,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.40%,
12/01/61  555
700,000 CVS Health Corp. , 5.63%, 2/21/53  698
300,000 Dell International LLC/EMC Corp. , 5.75%,
2/01/33  315
140,000 Equifax Inc. , 2.60%, 12/15/25  134
250,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (b) 225
550,000 Ford Motor Credit Co. LLC , 5.80%, 3/05/27  554
385,000 GATX Corp. , 4.35%, 2/15/24  383
550,000 General Motors Co. , 5.60%, 10/15/32  558
725,000 Glencore Funding LLC 144A, 3.88%,
4/27/51 (b) 556
525,000 Global Payments Inc. , 1.20%, 3/01/26  485
300,000 Graphic Packaging International LLC 144A,
1.51%, 4/15/26 (b) 274
350,000 Grupo Axo SAPI de CV 144A, 5.75%,
6/08/26 (b) 327
260,000 HCA Inc. , 3.50%, 9/01/30  236
650,000 Hyundai Capital America 144A, 6.50%,
1/16/29 (b) 691
500,000 John Deere Capital Corp. , 3.40%, 6/06/25  492
250,000 Kontoor Brands Inc. 144A, 4.13%, 11/15/29 (b) 227
200,000 Land O' Lakes Inc. 144A, 7.00% (b)(e) 152
580,000 Lennar Corp. , 4.75%, 11/29/27  579
475,000 Lockheed Martin Corp. , 4.95%, 10/15/25  478
250,000 Lockheed Martin Corp. , 5.10%, 11/15/27  257
830,000 Mercedes-Benz Finance North America LLC
144A, 3.65%, 2/22/24 (b) 829
350,000 Micron Technology Inc. , 5.30%, 1/15/31  354
450,000 Minerva Luxembourg SA 144A, 8.88%,
9/13/33 (b) 472
500,000 Northwell Healthcare Inc. , 4.26%, 11/01/47  422
600,000 Oracle Corp. , 6.15%, 11/09/29  640
650,000 Pfizer Investment Enterprises Pte Ltd. , 4.75%,
5/19/33  649
400,000 Regal Rexnord Corp. 144A, 6.40%, 4/15/33 (b) 416
600,000 Sable International Finance Ltd. 144A, 5.75%,
9/07/27 (b) 581
310,000 Sinclair Television Group Inc. 144A, 4.13%,
12/01/30 (b) 240
500,000 Standard Industries Inc. 144A, 4.75%,
1/15/28 (b) 479
800,000 Stellantis Finance U.S. Inc. 144A, 1.71%,
1/29/27 (b) 733
500,000 T-Mobile USA Inc. , 2.63%, 4/15/26  476
500,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (b) 421
775,000 VMware LLC , 2.20%, 8/15/31  640
525,000 Warnermedia Holdings Inc. , 5.14%, 3/15/52  452
19,305
Principal
or Shares Security Description
Value
(000)
Utility  (10%)
270,000 3R Lux Sarl 144A, 9.75%, 2/05/31 (b) $ 269
644,085 Acwa Power Management And Investments One
Ltd. 144A, 5.95%, 12/15/39 (b) 624
500,000 Ameren Corp. , 5.70%, 12/01/26  511
425,000 American Electric Power Co. Inc. , 2.03%,
3/15/24  423
550,000 BP Capital Markets America Inc. , 4.81%,
2/13/33  550
400,000 Buffalo Energy Mexico Holdings/Buffalo Energy
Infrastructure/Buffalo Energy 144A, 7.88%,
2/15/39 (b) 415
200,000 Civitas Resources Inc. 144A, 8.63%,
11/01/30 (b) 213
550,000 Civitas Resources Inc. 144A, 8.75%, 7/01/31 (b) 585
350,000 Diamondback Energy Inc. , 4.25%, 3/15/52  281
975,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (b) 786
300,000 Electricidad Firme de Mexico Holdings SA de
CV 144A, 4.90%, 11/20/26 (b) 278
400,000 Energy Transfer LP , 5.75%, 2/15/33  410
600,000 Energy Transfer LP , 6.55%, 12/01/33  647
255,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (b) 228
475,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (b)(f) 461
270,000 Kinder Morgan Inc. , 2.00%, 2/15/31  223
400,000 Kodiak Gas Services LLC 144A, 7.25%,
2/15/29 (b) 405
755,000 Midwest Connector Capital Co. LLC 144A,
3.90%, 4/01/24 (b) 752
180,000 Nabors Industries Ltd. 144A, 7.25%, 1/15/26 (b) 176
330,000 National Fuel Gas Co. , 5.50%, 1/15/26  332
500,000 NGL Energy Operating LLC/NGL Energy
Finance Corp. 144A, 8.13%, 2/15/29 (b) 503
210,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (b) 205
300,000 ONEOK Inc. , 5.80%, 11/01/30  312
650,000 Ovintiv Inc. , 5.65%, 5/15/28  662
650,000 Palomino Funding Trust I 144A, 7.23%,
5/17/28 (b) 686
550,000 Patterson-UTI Energy Inc. , 7.15%, 10/01/33  588
415,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  406
500,000 Permian Resources Operating LLC 144A, 9.88%,
7/15/31 (b) 554
385,000 Petroleos Mexicanos , 6.49%, 1/23/27  362
400,000 Petroleos Mexicanos , 5.95%, 1/28/31  316
735,000 Phillips 66 Co. , 2.45%, 12/15/24  718
800,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A, 7.38%, 2/15/29 (b) 799
452,335 Tierra Mojada Luxembourg II Sarl 144A, 5.75%,
12/01/40 (b) 395
475,000 Tucson Electric Power Co. , 5.50%, 4/15/53  483
300,000 Valaris Ltd. 144A, 8.38%, 4/30/30 (b) 308
400,000 Var Energi ASA 144A, 8.00%, 11/15/32 (b) 451
250,000 Vital Energy Inc. , 9.75%, 10/15/30  266
100,000 Western Midstream Operating LP , 6.35%,
1/15/29  105
250,000 Western Midstream Operating LP , 6.15%,
4/01/33  258
650,000 Williams Cos. Inc. , 5.30%, 8/15/28  663
17,609
Total Corporate Bond (Cost - $67,858)
65,989

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
Foreign Government (3%
)
200,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (b) $ 136
550,000 Chile Government International Bond , 4.13%,
7/05/34 EUR (c) 601
350,000 Costa Rica Government International Bond
144A, 6.55%, 4/03/34 (b) 359
830,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29
CAD (b)(c) 560
590,000 Guatemala Government Bond , 4.50%,
5/03/26 (f) 574
380,000 Ivory Coast Government International Bond
144A, 8.25%, 1/30/37 (b) 379
250,000 Mexico Government International Bond , 6.34%,
5/04/53  250
500,000 Municipal Finance Authority of British , 2.55%,
10/09/29 CAD (c) 348
400,000 Nigeria Government International Bond 144A,
6.13%, 9/28/28 (b) 349
450,000 Paraguay Government International Bond 144A,
5.85%, 8/21/33 (b) 449
575,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (b) 469
700,000 Romanian Government International Bond
144A, 2.00%, 4/14/33 EUR (b)(c) 577
Total Foreign Government (Cost - $5,594)
5,051
Mortgage Backed (14%
)
625,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.514%), 7.85%, 9/15/36 (a)(b) 614
278,521 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.914%), 7.25%, 6/15/38 (a)(b) 275
800,000 BX Commercial Mortgage Trust 2024-XL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 3.140%), 8.14%, 2/15/39 (a)(b) 800
700,000 BX Trust 2024-BIO 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.642%), 6.94%,
2/15/41 (a)(b) 701
9,109,168 Citigroup Commercial Mortgage Trust 2018-C6,
0.92%, 11/10/51 (g) 272
400,000 DC Commercial Mortgage Trust 2023-DC 144A,
6.31%, 9/12/40 (b) 416
625,798 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.050%), 7.39%, 4/25/34 (a)(b) 627
495,868 Fannie Mae Connecticut Avenue Securities
2016-C02, (U.S. Secured Overnight Financing
Rate Index 30day Average + 12.364%), 17.71%,
9/25/28 (a) 584
768,407 Fannie Mae Connecticut Avenue Securities
2016-C03, (U.S. Secured Overnight Financing
Rate Index 30day Average + 11.864%), 17.21%,
10/25/28 (a) 899
494,201 Fannie Mae Connecticut Avenue Securities
2016-C04, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364%), 15.71%,
1/25/29 (a) 566
1,159,847 FN CB3622 30YR , 4.00%, 5/01/52  1,093
1,181,898 FN CB4127 30YR , 4.50%, 7/01/52  1,143
958,498 FN CB4794 30YR , 4.50%, 10/01/52  927
1,212,619 FN FS1841 30YR , 4.00%, 5/01/52  1,142
1,373,802 FN MA4785 30YR , 5.00%, 10/01/52  1,358
Principal
or Shares Security Description
Value
(000)
320,870 FN MA4842 30YR , 5.50%, 12/01/52  $ 323
359,453 FN MA4876 30YR , 6.00%, 12/01/52  365
471,676 FN MA5073 30YR , 6.00%, 7/01/53  478
1,208,051 FR RA7778 30YR , 4.50%, 8/01/52  1,169
604,000 FR RA7936 30YR , 5.00%, 9/01/52  597
935,143 FR RA8249 30YR , 5.50%, 11/01/52  940
1,364,213 FR RA8415 30YR , 5.50%, 1/01/53  1,372
672,602 FR SB8192 15YR , 5.00%, 10/01/37  675
1,032,186 FR SB8206 15YR , 5.00%, 1/01/38  1,036
856,649 FR SD2184 30YR , 6.00%, 1/01/53  870
493,296 Freddie Mac STACR Debt Notes 2015-HQA1,
(U.S. Secured Overnight Financing Rate Index
30day Average + 8.914%), 14.26%, 3/25/28 (a) 512
490,617 Freddie Mac STACR Debt Notes 2015-DNA3,
(U.S. Secured Overnight Financing Rate Index
30day Average + 9.464%), 14.81%, 4/25/28 (a) 536
330,672 Freddie Mac STACR Debt Notes 2015-HQA2,
(U.S. Secured Overnight Financing Rate Index
30day Average + 10.614%), 15.96%, 5/25/28 (a) 357
245,304 Freddie Mac STACR Debt Notes 2017-DNA2,
(U.S. Secured Overnight Financing Rate
Index 30day Average + 11.364%), 16.71%,
10/25/29 (a) 295
300,000 Freddie Mac STACR Trust 2019-FTR3 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 4.914%), 10.25%, 9/25/47 (a)
(b) 315
300,000 Freddie Mac STACR Trust 2019-FTR4 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 5.114%), 10.46%, 11/25/47 (a)
(b) 314
186,553 Last Mile Logistics Pan Euro Finance DAC 1A
144A, (3 mo. EURIBOR + 1.900%), 5.89%,
8/17/33 EUR (a)(b)(c) 193
785,485 Last Mile Logistics Pan Euro Finance DAC 1X,
(3 mo. EURIBOR + 2.700%), 6.69%, 8/17/33
EUR (a)(c)(f) 803
30,072 Nationstar Mortgage Loan Trust 2013-A 144A,
3.75%, 12/25/52 (b)(g) 28
201,517 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (b)(g) 191
300,000 STACR Trust 2018-HRP2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614%), 15.96%, 2/25/47 (a)(b) 368
794,167 Taurus DAC 2021-UK1A 144A, (Sterling
Overnight Index Average + 2.600%), 7.82%,
5/17/31 GBP (a)(b)(c) 1,004
300,000 TRTX Issuer Ltd. 2021-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.514%),
7.85%, 3/15/38 (a)(b) 270
Total Mortgage Backed (Cost - $24,556)
24,428
Municipal (5%
)
1,750,000 California Earthquake Authority A, 5.60%,
7/01/27  1,774
910,000 California Health Facilities Financing Authority ,
2.48%, 6/01/27  858
250,000 California Pollution Control Financing
Authority , AMT 144A, 7.50%, 12/01/39 (b)(h) 3
1,000,000 City of El Segundo CA , 1.98%, 7/01/29  871
740,000 City of Tempe AZ , 1.58%, 7/01/28  658
900,000 County of Alameda CA B, 3.95%, 8/01/33  860
250,000 District of Columbia Water & Sewer Authority
A, 4.81%, 10/01/14  236

Principal
or Shares Security Description
Value
(000)
505,000 Golden State Tobacco Securitization Corp. B,
2.75%, 6/01/34 (i) $ 424
750,000 New York State Dormitory Authority C, 1.54%,
3/15/27  688
1,000,000 New York Transportation Development Corp. A,
AMT, 5.00%, 7/01/41  1,004
500,000 Redondo Beach Community Financing Authority
A, 1.98%, 5/01/29  438
600,000 Regents of the University of California Medical
Center Pooled Revenue Q, 4.13%, 5/15/32  568
1,000,000 State of Connecticut A, 2.42%, 7/01/27  940
425,000 Texas Natural Gas Securitization Finance Corp. ,
5.17%, 4/01/41  443
Total Municipal (Cost - $10,605)
9,765
U.S. Government Agency (1%
)
950,000 Tennessee Valley Authority, 5.25%, 9/15/39
(Cost - $1,038) 1,007
U.S. Treasury (23%
)
5,440,000 U.S. Treasury Bill , 4.81%, 4/18/24 (j) 5,380
2,440,000 U.S. Treasury Bill , 5.31%, 7/11/24 (j) 2,385
160,000 U.S. Treasury Bond , 2.00%, 2/15/50  102
1,940,000 U.S. Treasury Bond , 2.00%, 8/15/51 (k)(l) 1,226
490,000 U.S. Treasury Bond , 4.13%, 8/15/53  482
5,118,400 U.S. Treasury Inflation Indexed Notes , 1.25%,
4/15/28  5,013
2,830,828 U.S. Treasury Inflation Indexed Notes , 1.38%,
7/15/33  2,760
2,160,000 U.S. Treasury Note , 3.00%, 6/30/24  2,141
3,990,000 U.S. Treasury Note , 4.13%, 1/31/25  3,967
7,000,000 U.S. Treasury Note , 4.50%, 11/15/25  7,024
1,770,000 U.S. Treasury Note , 3.88%, 1/15/26  1,758
3,170,000 U.S. Treasury Note , 4.13%, 6/15/26  3,171
1,890,000 U.S. Treasury Note , 4.75%, 7/15/26  1,908
960,000 U.S. Treasury Note , 3.50%, 1/31/28 (k)(l) 945
640,000 U.S. Treasury Note , 1.38%, 11/15/31  532
3,190,000 U.S. Treasury Note , 3.88%, 8/15/33  3,172
Total U.S. Treasury (Cost - $42,564)
41,966
Stocks (0%)
Preferred Stock (0%
)
40,000 Morgan Stanley,  6.50% (e)
(Cost - $1,000)
1,066
Principal
or Shares Security Description
Value
(000)
Total Stocks (Cost - $1,000) $ 1,066
Investment Company (3%
)
2,921,995 Payden Cash Reserves Money Market Fund* 2,922
102,041 Payden Emerging Market Corporate Bond Fund* 877
394,191 Payden Emerging Markets Local Bond Fund* 1,896
Total Investment Company (Cost - $5,672)
5,695
Purchased Swaptions  (0%
)
Total Purchased Swaptions (Cost - $32) 3
Total Investments (Cost - $187,345) (100%)
182,172
Liabilities in excess of Other Assets (0%)
(666)
Net Assets (100%) $ 181,506
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at January
31, 2024.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at January 31,
2024. The stated maturity is subject to prepayments.
(e) Perpetual security with no stated maturity date.
(f) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i) Payment of principal and/or interest is insured against default by a monoline insurer.
(j) Yield to maturity at time of purchase.
(k) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(l) All or a portion of the security is pledged to cover futures contract margin requirements.
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - 0.0%
Protection Bought (Relevant Credit: Markit CDX,
North America High Yield Series 41 Index), Pay 5%
Quarterly, Receive upon credit default Barclays Bank PLC $ 8,900 02/21/2024 $ 3 Put

Payden Mutual Funds
Payden Strategic Income Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 57 USD  60 Citibank, N.A. 03/18/2024 $ 2
Liabilities:
USD 6,981 EUR  6,486 Citibank, N.A. 03/18/2024 (42)
USD 2,283 CAD  3,079 HSBC Bank USA, N.A. 03/18/2024 (8)
USD 1,240 GBP  1,000 HSBC Bank USA, N.A. 03/18/2024 (28)
(78)
Net Unrealized Appreciation (Depreciation)
$(76)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. 10-Year Ultra Future 77 Mar-24 $ 8,999 $ 263 $ 263
U.S. Treasury 2-Year Note Future 182 Mar-24 37,429 364 364
U.S. Ultra Bond Future 3 Mar-24 388 26 26
a a

Short Contracts:
U.S. Treasury 5-Year Note Future 336 Mar-24 (36,419) (781) (781)
a a
Total Futures
$(128)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year SOFR Swap, Receive Variable 0.0000%
(SOFRRATE) Annually, Pay Fixed 2.7375% Annually 08/30/2034 $ 2,600 $164 $– $164
10-Year SOFR Swap, Receive Variable 0.0000%
(SOFRRATE) Annually, Pay Fixed 2.9360% Annually 06/28/2034 2,630 128 – 128
10-Year SOFR Swap, Receive Variable 0.0000%
(SOFRRATE) Annually, Pay Fixed 3.2815% Annually 02/27/2035 3,200 51 – 51
2-Year SOFR Swap, Receive Fixed 2.7400% Annually, Pay
Variable 0.0000% (SOFRRATE) Annually 08/30/2026 11,900 (178) – (178)
2-Year SOFR Swap, Receive Fixed 2.8300% Annually, Pay
Variable 0.0000% (SOFRRATE) Annually 06/29/2026 11,766 (185) – (185)
2-Year SOFR Swap, Receive Fixed 3.3330% Annually, Pay
Variable 0.0000% (SOFRRATE) Annually 02/27/2027 13,500 6 – 6
$(14) $– $(14)